U. S.
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-2918
DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices) (Zip Code)
Allen E. Grimes, III
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Name and address of agent for service)
Registrant’s Telephone Number, including Area Code (859)
254-7741
Date of fiscal year end: June 30, 2026
Date of reporting period: July 1, 2025 through December 31, 2025

Item 1. Report to Stockholders

(a)	Tailored Shareholder Reports

(b)	Not applicable.

Alabama Tax-Free Income Series
TICKER: DUALX

Semi-Annual Shareholder Report: December 31, 2025
This semi-annual shareholder report contains important information about the Alabama
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Alabama Tax-Free Income Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$19,091,060

Total number of portfolio holdings	66

Portfolio turnover rate as of the end of the reporting period	3.86%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Kentucky Tax-Free Income Series
TICKER: KYTFX

Semi-Annual Shareholder Report: December 31, 2025
This semi-annual shareholder report contains important information about the Kentucky
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Kentucky Tax-Free Income Series	$62	0.62%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$699,440,229

Total number of portfolio holdings	400

Portfolio turnover rate as of the end of the reporting period	6.51%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Mississippi Tax-Free Income Series
TICKER: DUMSX

Semi-Annual Shareholder Report: December 31, 2025
This semi-annual shareholder report contains important information about the Mississippi
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Mississippi Tax-Free Income Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$4,381,387

Total number of portfolio holdings	27

Portfolio turnover rate as of the end of the reporting period	0.00%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the
Fund
, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

North Carolina Tax-Free Income Series
TICKER: NTFIX

Semi-Annual Shareholder Report: December 31, 2025
This semi-annual shareholder report contains important information about the North Carolina
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800)
866-0614
or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

North Carolina Tax-Free Income Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$106,016,028

Total number of portfolio holdings	168

Portfolio turnover rate as of the end of the reporting period	2.27%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY *

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our
website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Tennessee Tax-Free Income Series
TICKER: TNTIX

Semi-Annual Shareholder Report: December 31, 2025
This semi-annual shareholder report contains important information about the Tennessee
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Tennessee Tax-Free Income Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$49,837,302

Total number of portfolio holdings	76

Portfolio turnover rate as of the end of the reporting period	0.85%

1

What is the Fund
invested
in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Intermediate Government Bond Series
TICKER: DPIGX

Semi-Annual Shareholder Report: December 31, 2025
This semi-annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800)
866-0614
or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Intermediate Government Bond Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$8,199,025

Total number of portfolio holdings	26

Portfolio turnover rate as of the end of the reporting period	48.53%

1

What is the Fund invested in?
The tables and charts below
show
the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Taxable Municipal Bond Series
TICKER: DUTMX

Semi-Annual Shareholder Report: December 31, 2025
This semi-annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Taxable Municipal Bond Series	$81	0.81%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$3,326,946

Total number of portfolio holdings	21

Portfolio turnover rate as of the end of the reporting period	0.00%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT
QUALITY
*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Item 2. Not applicable

Item 3. Not applicable

Item 4. Not applicable

Item 5. Not applicable.

Item 6.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.
(b)	Not Applicable

Item 7.

December 31, 2025

SEMI ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

North Carolina Tax-Free Income Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 45 years in business, Dupree Mutual Funds continues to be a leader in the no-load single-state municipal bond space. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions and typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
26.31% of Net Assets
Athens AL	4.125%	05/01/2044	Aa2	$250,000	$247,292
Athens AL	4.250	05/01/2049	Aa2	250,000	240,665
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	313,311
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	151,170
Cullman AL Board of Education Special Tax School Warrants	4.000	03/01/2044	A1	250,000	237,568
Cullman AL Board of Education Special Tax School Warrants	4.125	03/01/2049	A1	250,000	231,493
Enterprise AL Board of Education Special Tax School Warrants	4.000	03/01/2044	AA*	250,000	238,473
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	207,927
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	218,775
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	150,000	136,022
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	315,270
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	768,391
Lauderdale County AL Board of Education Special Tax School Warrants	5.000	02/01/2044	AA*	155,000	163,420
Lauderdale County AL Board of Education Special Tax School Warrants	4.125	02/01/2049	AA*	250,000	231,868
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	210,840
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	204,370
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	264,633
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	135,608
Saint Clair County AL Board of Education Special Tax Warrants	4.000	02/01/2044	A1	500,000	475,820
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,022

					5,022,938
PUBLIC FACILITIES REVENUE BONDS
25.60% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	194,203
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	370,475
Alabama State Corrections Finance Authority	5.250	07/01/2047	Aa2	100,000	104,703
Alabaster AL Public Building Authority	5.000	05/01/2045	A1	230,000	240,993
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,083
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,348
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,206
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	413,220
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	257,698
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	533,785
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	251,685
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	501,225
Cherokee County AL Public Building Authority	4.125	07/01/2044	A2	350,000	335,762
Helena AL Warrants	4.000	01/01/2049	AA*	350,000	318,535
Irondale AL Public Building Authority	4.000	10/01/2049	AA-*	425,000	383,805
Montgomery County AL Public Building Authority	5.000	03/01/2036	NR	350,000	355,914
Tuscaloosa County AL Public Building Authority	4.000	10/01/2044	AA-*	250,000	235,175

					4,887,815
MUNICIPAL UTILITY REVENUE BONDS
14.27% of Net Assets
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	250,120
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	225,000
Guntersville AL Waterworks & Sewer Board Utility Revenue	4.250	08/01/2049	AA*	250,000	237,823
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	399,994
Montgomery AL Waterworks	5.000	09/01/2044	Aa1	115,000	123,852
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	250,300
Prattville AL Sewer Warrants	4.000	11/01/2042	AA*	375,000	367,770
Roanoke AL Utilities Board Water & Gas & Sewer Revenue	4.375	08/15/2049	AA*	250,000	245,830
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	188,698
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	242,042
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	192,644

					2,724,073

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.08% of Net Assets
AL Community College System Gadsden State Community College	5.000%	06/01/2038	A1	$325,000	$334,136
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	252,068
AL State Public School & College Authority	4.000	09/01/2043	Aa1	250,000	244,100
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	381,125
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	285,000	281,118
Florence AL Public Educational Building Authority	5.250	11/01/2049	A1	350,000	368,155
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	305,517
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	522,284

					2,688,503
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
8.27% of Net Assets
AL State Housing Finance Authority	4.500	10/01/2044	Aa1	940,000	943,318
AL State Housing Finance Authority	4.550	10/01/2044	Aa1	245,000	247,095
AL State Housing Finance Authority	4.450	10/01/2044	Aa1	140,000	140,336
AL State Housing Finance Authority	4.700	10/01/2049	Aa1	245,000	247,533

					1,578,282
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.06% of Net Assets
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	252,578
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	257,920
Enterprise AL Warrants	4.625	10/01/2040	AA-*	250,000	261,837
Rainsville AL Warrants	4.000	01/01/2044	AA*	200,000	192,778

					965,113
PREREFUNDED BONDS
1.55% of Net Assets
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	295,873

REFUNDING BONDS
1.34% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	255,538

Total Investments 96.48% of Net Assets (cost $18,951,626) (See footnote 6 for further explanation)					$18,418,135

Other assets in excess of liabilities 3.52%					672,925

Net Assets 100%					$19,091,060

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	18,418,135
Level 3	Significant Unobservable Inputs	—

$18,418,135

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $18,951,626)		$18,418,135
Cash		700,560
Interest receivable		219,293

Total assets		19,337,988
LIABILITIES:
Payable for:
Distributions to shareholders	82,426
Fund shares redeemed	150,504
Net Investment advisory fee	4,310
Transfer agent fee	2,371
Audit fees	2,238
Custodian fee	973
Pricing fees	958
Professional fees	761
Trustees fees	681
Accrued expenses	1,706

Total liabilities		246,928

NET ASSETS:
Paid-in capital		20,373,387
Total accumulated loss		(1,282,327)

Total Net Assets		$19,091,060

NET ASSET VALUE, offering price and redemption price per share (1,672,067 shares outstanding; unlimited number of shares authorized; no par value)		$11.42

STATEMENT OF OPERATIONS

For the six months ended December 31, 2025

Net investment income:
Interest income	$374,363

Expenses:
Investment advisory fee	49,017
Transfer agent fee	14,704
Registration fees	6,389
Custodian fee	5,278
Pricing fees	4,462
Professional fees	3,913
Trustees fees	874
Other expenses	2,783

Total expenses	87,420
Fees waived by Adviser (Note 2)	(18,586)
Custodian fee reduction (Note 7)	(33)

Net expenses	68,801

Net investment income	305,562

Realized and unrealized gain/(loss) on investments:
Net realized loss	(137,318)
Net change in unrealized appreciation/depreciation	884,347

Net realized and unrealized gain on investments	747,029

Net increase in net assets resulting from operations	$1,052,591

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2025 and the year ended June 30, 2025

	Six Months Ended 12/31/2025 (Unaudited)	Year Ended 6/30/2025
Operations:
Net investment income	$305,562	$605,920
Net realized loss on investments	(137,318)	(32,301)
Net change in unrealized appreciation/depreciation	884,347	(801,571)

Net increase/(decrease) in net assets resulting from operations	1,052,591	(227,952)
Total distributions (Note 6)	(305,562)	(605,920)
Net Fund share transactions (Note 4)	(1,348,348)	(128,200)

Total decrease	(601,319)	(962,072)
Net assets:
Beginning of period	19,692,379	20,654,451

End of period	$19,091,060	$19,692,379

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2025 (Unaudited)		For the years ended June 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.00		$11.46	$11.40	$11.57	$12.86	$12.78

Income from investment operations:
Net investment income	0.18		0.34	0.29	0.28	0.27	0.29
Net gains/(losses) on investments (c)	0.42		(0.46)	0.06	(0.16)	(1.29)	0.08

Total from investment operations	0.60		(0.12)	0.35	0.12	(1.02)	0.37
Less distributions:
Distributions from net investment income	(0.18)		(0.34)	(0.29)	(0.28)	(0.27)	(0.29)
Distributions from capital gains	0.00		0.00	0.00	(0.01)	0.00 (b)	0.00

Total distributions	(0.18)		(0.34)	(0.29)	(0.29)	(0.27)	(0.29)

Net asset value, end of period	$11.42		$11.00	$11.46	$11.40	$11.57	$12.86

Total return	5.46%	(d)	(1.13)%	3.17%	1.08%	(8.03)%	2.93%
Net assets, end of period (in thousands)	$19,091		$19,692	$20,654	$21,780	$25,761	$28,209
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.90%	(e)	0.86%	0.91%	0.93%	0.87%	0.80%
Ratio of net investment income to average net assets	3.14%	(e)	2.96%	2.60%	2.49%	2.19%	2.26%
Portfolio turnover	3.86%	(d)	20.09%	20.02%	4.46%	2.55%	13.38%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s Statement of Operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
30.68% of Net Assets
Adair County KY School District Finance Corporation	4.250%	09/01/2040	Aa3	$1,840,000	$1,876,138
Adair County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,270,000	1,284,618
Anderson County KY School District Finance Corporation	3.000	02/01/2029	Aa3	500,000	498,680
Bardstown Independent School District Finance Corporation	4.750	09/01/2044	Aa3	610,000	627,330
Bardstown KY Independent School Building	5.000	09/01/2048	Aa3	2,200,000	2,266,198
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	Aa3	1,495,000	1,509,352
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	Aa3	1,525,000	1,521,371
Beechwood KY Independent School District Finance Corporation	4.375	08/01/2042	Aa3	650,000	655,447
Bell County KY School District Finance Corporation	4.000	10/01/2042	Aa3	680,000	669,351
Bell County KY School District Finance Corporation	4.000	10/01/2043	Aa3	710,000	687,997
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3	450,000	467,321
Bourbon County KY School District Finance Corporation	5.000	08/01/2028	Aa3	215,000	226,483
Bourbon County KY School District Finance Corporation	5.000	08/01/2029	Aa3	225,000	241,522
Bourbon County KY School District Finance Corporation	5.000	08/01/2030	Aa3	185,000	201,805
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	Aa3	695,000	704,577
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	Aa3	1,890,000	1,901,359
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	Aa3	2,215,000	2,226,252
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	Aa3	2,305,000	2,313,667
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	Aa3	2,395,000	2,400,964
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	Aa3	3,085,000	3,035,702
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	Aa3	2,500,000	2,392,875
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	Aa3	1,820,000	1,830,356
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	Aa3	2,985,000	2,999,119
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	Aa3	3,075,000	3,083,672
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	Aa3	575,000	587,276
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	Aa3	1,485,000	1,453,889
Butler County KY School District Finance Corporation	4.000	03/01/2037	Aa3	360,000	369,490
Butler County KY School District Finance Corporation	4.250	03/01/2040	Aa3	755,000	773,905
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	932,740
Campbellsville KY Independent School District Finance Corporation	4.500	06/01/2043	Aa3	685,000	691,864
Christian County KY School District Finance Corporation	4.500	10/01/2042	Aa3	3,555,000	3,689,059
Christian County KY School District Finance Corporation	4.500	10/01/2043	Aa3	3,605,000	3,704,534
Christian County KY School District Finance Corporation	4.500	10/01/2048	Aa3	3,000,000	3,005,640
Clark County KY School District Finance Corporation	4.000	03/01/2039	Aa3	3,090,000	3,141,912
Clark County KY School District Finance Corporation	4.000	03/01/2040	Aa3	1,475,000	1,490,517
Clay County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,500,000	1,516,500
Corbin KY Independent School District Finance Corporation	4.250	04/01/2042	Aa3	705,000	708,017
Corbin KY Independent School District Finance Corporation	4.250	04/01/2043	Aa3	500,000	496,345
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	Aa3	490,000	491,646
Daviess County KY Board of Education	4.000	02/01/2044	Aa3	775,000	736,591
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	Aa3	2,210,000	2,110,462
Edmonson County KY School District Finance Corporation	5.000	02/01/2046	Aa3	1,045,000	1,079,569
Elizabethtown KY GO	4.625	06/01/2042	Aa3	745,000	771,217
Erlanger-Elsmere KY Board of Education	4.875	06/01/2044	Aa3	1,000,000	1,045,240
Erlanger-Elsmere KY Board of Education	5.000	06/01/2046	Aa3	1,695,000	1,767,038
Fairview KY Independent School District Finance Corporation	4.000	10/01/2041	Aa3	530,000	529,359
Fairview KY Independent School District Finance Corporation	4.000	10/01/2042	Aa3	555,000	546,309
Fairview KY Independent School District Finance Corporation	4.000	10/01/2043	Aa3	580,000	562,026
Fairview KY Independent School District Finance Corporation	4.000	10/01/2044	Aa3	515,000	490,120
Fayette County KY Board of Education	4.000	04/01/2042	Aa3	1,000,000	983,510
Fayette County KY Board of Education	4.000	04/01/2043	Aa3	4,020,000	3,888,224
Fayette County KY Board of Education	4.000	04/01/2044	Aa3	4,585,000	4,378,492
Fayette County KY Board of Education	4.000	04/01/2048	Aa3	1,410,000	1,287,358
Fayette County KY School District Finance Corporation	5.000	06/01/2046	Aa3	2,525,000	2,613,097
Fayette County KY School District Finance Corporation	5.000	06/01/2047	Aa3	1,000,000	1,029,810
Fleming County KY School District Finance Corporation	4.250	06/01/2043	Aa3	965,000	970,896

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fleming County KY School District Finance Corporation	4.250%	06/01/2044	Aa3	$1,010,000	$1,007,414
Floyd County KY School District Finance Corporation	3.500	08/01/2031	Aa3	800,000	799,984
Franklin County KY Board of Education	5.000	06/01/2046	Aa3	2,000,000	2,091,620
Franklin County KY School District Finance Corporation	4.000	02/01/2040	Aa3	1,000,000	1,004,270
Franklin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,020,000	1,014,257
Graves County KY Board of Education	4.500	05/01/2045	Aa3	610,000	612,068
Hardin County KY Board of Education	4.000	06/01/2040	Aa2	1,000,000	1,007,640
Hardin County KY Board of Education	4.000	06/01/2044	Aa2	1,000,000	941,400
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	637,775
Hardin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,222,208
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	5,943,268
Hardin County KY School District Finance Corporation	4.000	02/01/2044	Aa3	2,000,000	1,903,280
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	Aa3	560,000	569,570
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	Aa3	260,000	264,623
Hart County KY School District Finance Corporation	5.000	05/01/2048	Aa3	1,000,000	1,035,930
Hazard County KY School District Finance Corporation	4.000	11/01/2045	Aa3	815,000	754,796
Hazard County KY School District Finance Corporation	4.000	11/01/2046	Aa3	900,000	828,081
Hazard KY Independent School District Finance Corporation	4.000	11/01/2040	Aa3	745,000	747,622
Hazard KY Independent School District Finance Corporation	4.000	11/01/2041	Aa3	735,000	726,467
Hazard KY Independent School District Finance Corporation	4.000	11/01/2043	Aa3	595,000	568,612
Henderson County KY School District Finance Commission	4.125	03/01/2045	Aa3	2,485,000	2,359,905
Hopkins County KY School District Finance Corporation	4.000	11/01/2047	Aa3	1,465,000	1,346,526
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,124,960
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	342,685
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,701,593
Johnson County KY School District Finance Corporation	4.500	09/01/2042	Aa3	500,000	507,100
Johnson County KY School District Finance Corporation	4.500	09/01/2043	Aa3	825,000	827,079
Kenton County KY School District Finance Corporation	4.000	04/01/2036	Aa3	1,210,000	1,222,148
Kenton County KY School District Finance Corporation	4.000	04/01/2037	Aa3	1,255,000	1,262,191
Kenton County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,300,000	1,308,840
Knox County KY School District Finance Corporation	4.000	10/01/2044	Aa3	390,000	371,639
KY State Interlocal School Transportation Association	3.250	03/01/2028	Aa3	475,000	478,453
Madison County KY School District Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,497,510
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,527,829
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	957,670
Madison County KY School District Finance Corporation	4.250	02/01/2045	Aa3	2,170,000	2,090,166
Marion County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,000,000	1,024,640
Marion County KY School District Finance Corporation	4.000	04/01/2040	Aa3	1,190,000	1,201,888
Marshall County KY Board of Education	4.000	10/01/2044	Aa3	1,230,000	1,161,538
Mason County KY School District Finance Corporation	4.000	04/01/2043	Aa3	1,145,000	1,140,706
McLean County KY School District Finance Corporation	4.000	02/01/2044	Aa3	845,000	817,470
Meade County KY School District Finance Corporation	4.000	06/01/2036	Aa3	2,215,000	2,220,914
Meade County KY School District Finance Corporation	4.000	06/01/2037	Aa3	2,255,000	2,259,984
Meade County KY School District Finance Corporation	4.000	06/01/2038	Aa3	2,400,000	2,403,336
Mercer County KY School District Finance Corporation	4.000	05/01/2040	Aa3	1,555,000	1,563,584
Mercer County KY School District Finance Corporation	4.000	05/01/2041	Aa3	1,950,000	1,938,866
Mercer County KY School District Finance Corporation	4.000	05/01/2044	Aa3	450,000	428,036
Montgomery County KY School District Finance Corporation	4.250	04/01/2044	Aa3	530,000	522,029
Montgomery County School District Finance Corporation	4.375	04/01/2045	Aa3	455,000	449,431
Nelson County KY School District Finance Corporation	4.000	06/01/2041	Aa3	1,695,000	1,673,813
Nelson County KY School District Finance Corporation	4.125	06/01/2042	Aa3	1,765,000	1,743,167
Nelson County KY School District Finance Corporation	4.125	11/01/2044	Aa3	2,160,000	2,073,661
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	Aa3	425,000	425,043
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	Aa3	1,545,000	1,532,717
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	Aa3	205,000	210,957
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	Aa3	215,000	225,460
Paris KY Independent School District Finance Corporation	5.000	06/01/2029	Aa3	170,000	181,701
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	Aa3	1,000,000	995,240

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Paris KY School District Finance Corporation	4.000%	06/01/2043	Aa3	$335,000	$325,158
Pike County KY School District Finance Corporation	4.000	02/01/2028	Aa3	295,000	295,325
Powell County KY School District Finance Corporation	4.000	02/01/2039	Aa3	1,235,000	1,252,969
Pulaski County KY School District Finance Corporation	4.500	06/01/2045	Aa3	3,300,000	3,301,947
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	Aa3	555,000	542,130
Robertson County KY School District Finance Corporation	4.000	02/01/2042	Aa3	300,000	298,230
Robertson County KY School District Finance Corporation	4.000	02/01/2043	Aa3	310,000	303,227
Rockcastle County KY School District Finance Corporation	4.000	03/01/2038	Aa3	1,140,000	1,167,086
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,305,000	1,300,537
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,275,000	1,270,640
Rockcastle County KY School District Finance Corporation	4.000	03/01/2042	Aa3	1,015,000	994,812
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	1,205,000	1,162,789
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	500,000	481,900
Rockcastle County KY School District Finance Corporation	4.000	03/01/2044	Aa3	500,000	473,935
Rockcastle County KY School District Finance Corporation	4.000	03/01/2046	Aa3	705,000	652,386
Russell County KY School District Finance Corporation	4.125	02/01/2042	Aa3	655,000	649,275
Russell County KY School District Finance Corporation	4.125	02/01/2043	Aa3	720,000	703,138
Russell County KY School District Finance Corporation	4.250	02/01/2044	Aa3	520,000	513,521
Russell County KY School District Finance Corporation	4.250	02/01/2045	Aa3	565,000	550,553
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	Aa3	545,000	525,173
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,445,630
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,249,371
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,505,310
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,419,854
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,631,640
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,924,337
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,254,851
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,006,450
Somerset KY Independent School District Finance Corporation	4.625	08/01/2045	Aa3	1,605,000	1,612,592
Somerset KY Independent School District Finance Corporation	4.625	08/01/2046	Aa3	1,655,000	1,662,828
Spencer County KY Board of Education	4.000	12/01/2043	Aa3	800,000	779,976
Spencer County KY Board of Education	4.375	12/01/2045	Aa3	1,085,000	1,078,544
Taylor County KY School District Finance Corporation	4.000	12/01/2044	Aa3	820,000	785,273
Union County KY School District Finance Corporation	4.500	05/01/2042	Aa3	500,000	509,675
Union County KY School District Finance Corporation	4.500	05/01/2043	Aa3	950,000	965,381
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	2,013,920
Warren County KY School District Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	5,068,700
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	Aa3	490,000	477,353
Woodford County KY School District Finance Corporation	5.000	08/01/2038	Aa3	1,650,000	1,808,582
Woodford County KY School District Finance Corporation	5.000	08/01/2039	Aa3	350,000	381,479

					214,612,645
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
27.20% of Net Assets
KY Association of Counties	5.000	02/01/2028	AA-*	195,000	203,699
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	653,304
KY Association of Counties	5.000	02/01/2029	AA-*	205,000	218,417
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	409,609
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	270,775
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	271,534
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	422,449
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	437,536
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	700,191
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	462,498
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	473,698
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	751,057
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	486,289
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,175,603
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	514,436

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Association of Counties	4.000%	02/01/2039	AA-*	$1,000,000	$1,002,350
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	538,103
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	601,348
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	554,859
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	582,566
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,118,930
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,076,933
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,484,144
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	500,678
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	846,326
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	539,770
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	985,366
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,025,295
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,115,127
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	886,383
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,161,496
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	908,557
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	918,037
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	899,199
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	940,489
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	946,827
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	906,627
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	856,790
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	917,849
KY Bond Corporation Finance Program	4.375	02/01/2041	AA-*	920,000	943,929
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	353,581
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	353,675
KY Bond Corporation Finance Program	4.375	02/01/2043	AA-*	455,000	459,819
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	360,329
KY Bond Corporation Finance Program	4.375	02/01/2047	AA-*	765,000	753,066
KY Bond Development	4.000	02/01/2047	AA-*	510,000	477,472
KY State Bond Corporation	4.750	02/01/2045	AA-*	585,000	599,473
KY State Bond Corporation	4.375	02/01/2046	AA-*	475,000	470,288
KY State Bond Corporation	4.750	02/01/2047	AA-*	570,000	580,619
KY State Bond Corporation Financing Program	4.000	02/01/2041	AA-*	620,000	617,204
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	4,684,466
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	14,325,211
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	14,800,822
KY State Property & Building #117	5.000	05/01/2032	Aa3	3,680,000	3,788,008
KY State Property & Building #117	5.000	05/01/2033	Aa3	3,550,000	3,647,128
KY State Property & Building #117	5.000	05/01/2034	Aa3	5,825,000	5,980,528
KY State Property & Building #117	5.000	05/01/2035	Aa3	5,065,000	5,192,233
KY State Property & Building #117	5.000	05/01/2036	Aa3	5,275,000	5,400,545
KY State Property & Building #119	5.000	05/01/2034	Aa3	725,000	757,915
KY State Property & Building #119	5.000	05/01/2035	Aa3	10,000,000	10,435,600
KY State Property & Building #119	5.000	05/01/2036	Aa3	10,000,000	10,414,900
KY State Property & Building #127	5.000	06/01/2029	Aa3	1,000,000	1,080,340
KY State Property & Building #127	5.250	06/01/2040	Aa3	10,000,000	11,052,100
KY State Property & Building #127	5.250	06/01/2041	Aa3	8,745,000	9,606,907
KY State Property & Building #127	5.250	06/01/2042	Aa3	15,975,000	17,444,061
KY State Property & Building #130	4.000	11/01/2041	Aa3	1,500,000	1,487,760
KY State Property & Building #130	5.000	11/01/2042	Aa3	1,500,000	1,621,050
KY State Property & Building #130	4.000	11/01/2043	Aa3	7,000,000	6,740,020
KY State Property & Building #130	5.250	11/01/2044	Aa3	8,140,000	8,846,226
KY State Property & Building #131	4.000	10/01/2044	Aa3	2,500,000	2,360,850
KY State Property & Building #132	4.125	04/01/2045	Aa3	5,000,000	4,803,550
KY State Property & Building #132	5.000	04/01/2045	Aa3	5,000,000	5,299,750
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	1,450,000	1,454,408

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Paducah KY	4.250%	12/01/2044	AA-*	$1,915,000	$1,880,722
Somerset KY	5.000	06/01/2029	A1	380,000	408,850

					190,248,549
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.96% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	Baa1	2,865,000	2,911,098
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	Baa1	2,000,000	2,071,440
Eastern KY University	5.000	10/01/2026	Aa3	655,000	666,967
Eastern KY University General Receipts	4.500	04/01/2032	Aa3	840,000	840,000
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	Baa1	320,000	329,472
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	Baa1	170,000	176,409
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	Baa1	1,345,000	1,398,612
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	Baa1	1,605,000	1,663,679
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	Baa1	2,165,000	2,238,047
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	Baa1	2,835,000	2,921,354
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	Baa1	1,340,000	1,372,709
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	Baa1	200,000	196,724
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	Baa1	860,000	734,234
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	Baa1	1,405,000	1,129,016
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	Baa1	2,545,000	2,152,128
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	Baa1	4,400,000	3,574,472
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,293,574
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	2,806,750
Murray KY State University General Receipts	4.000	03/01/2043	Aa3	1,410,000	1,375,681
Murray State University	3.000	09/01/2039	Aa3	1,390,000	1,243,341
Murray State University	3.000	09/01/2041	Aa3	1,470,000	1,265,891
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	90,212
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	751,673
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	8,160,000	8,170,200
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,863,681
University of Kentucky Parking	5.000	04/01/2044	Aa3	1,275,000	1,368,611
University of Kentucky Parking	4.000	10/01/2044	Aa3	1,650,000	1,580,486
University of Kentucky Parking	5.000	04/01/2045	Aa3	1,725,000	1,827,051
University of Louisville	4.000	09/01/2030	Aa3	745,000	771,448
University of Louisville	3.000	09/01/2039	Aa3	1,450,000	1,289,949
University of Louisville	3.000	09/01/2040	Aa3	1,495,000	1,298,482
University of Louisville	3.000	09/01/2042	Aa3	1,575,000	1,303,265
Western KY University	5.000	09/01/2029	Aa3	750,000	807,090
Western KY University	4.000	09/01/2034	Aa3	575,000	578,140
Western KY University	4.000	09/01/2035	Aa3	595,000	598,171
Western KY University	4.000	09/01/2036	Aa3	620,000	622,982
Western KY University	4.000	09/01/2044	Aa3	2,500,000	2,361,275

					69,644,314
PUBLIC FACILITIES REVENUE BONDS
8.45% of Net Assets
Ashland KY	4.000	11/01/2047	A2	675,000	638,240

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Bath County KY Public Properties	4.625%	06/01/2045	Aa3	$1,040,000	$1,057,930
Bath County KY Public Properties	4.625	06/01/2046	Aa3	1,090,000	1,107,407
Covington KY	4.000	12/01/2042	A1	955,000	924,134
Covington KY	4.125	12/01/2043	A1	995,000	967,309
Covington KY	4.125	12/01/2044	A1	1,030,000	986,184
Covington KY	4.125	12/01/2045	A1	1,585,000	1,511,329
Covington KY	4.125	12/01/2046	A1	1,665,000	1,585,230
Covington KY	4.000	12/01/2048	A1	2,000,000	1,831,060
Elizabethtown KY	4.000	09/01/2041	Aa2	485,000	478,860
Elizabethtown KY	4.000	09/01/2042	Aa2	710,000	695,573
Elizabethtown KY	4.000	09/01/2044	Aa2	1,510,000	1,446,580
Glasgow KY Park Project	4.000	12/01/2044	AA*	1,110,000	1,074,147
Henderson KY	4.000	12/01/2042	Aa3	810,000	786,672
Henderson KY	4.000	12/01/2043	Aa3	840,000	803,653
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,331,826
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,088,100
KY State Certificate of Participation	4.000	04/15/2030	Aa3	1,500,000	1,538,910
KY State Certificate of Participation	4.000	04/15/2031	Aa3	1,350,000	1,382,009
KY State Certificate of Participation	5.000	04/15/2038	Aa3	5,000,000	5,199,100
KY State Certificate of Participation	5.000	06/15/2038	Aa3	7,535,000	7,536,053
Laurel County KY General Obligation	4.000	05/01/2031	AA*	1,295,000	1,312,949
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,456,186
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,512,193
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,570,441
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,631,453
Laurel County KY General Obligation	4.000	05/01/2038	AA*	1,680,000	1,689,257
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	Aa3	1,000,000	1,004,490
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	Aa3	1,180,000	1,191,670
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,066,212
Richmond KY General Obligation	4.375	06/01/2044	Aa2	1,270,000	1,279,169
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	791,538
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	796,102
Scott County KY Public Projects	4.000	05/01/2041	Aa3	1,000,000	994,290
Scott County KY Public Projects	4.000	05/01/2042	Aa3	500,000	491,725
Scott County KY Public Projects	4.000	05/01/2043	Aa3	2,415,000	2,344,241
Scott County KY Public Projects	4.250	05/01/2044	Aa3	3,450,000	3,406,530
Taylor County KY Library	4.000	12/01/2044	Aa3	290,000	280,265
Taylor County KY Library	4.000	12/01/2045	Aa3	300,000	287,643
Taylor County KY Library	4.000	12/01/2046	Aa3	315,000	298,702
Taylor County KY Public Courthouse	4.000	09/01/2027	Aa3	700,000	705,488

					59,080,850
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
5.48% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aaa	660,000	665,960
KY State Housing Corporation	3.750	07/01/2028	Aaa	345,000	351,355
KY State Housing Corporation	3.850	07/01/2029	Aaa	450,000	461,412
KY State Housing Corporation	3.350	07/01/2029	Aaa	305,000	309,130
KY State Housing Corporation	3.400	07/01/2030	Aaa	200,000	202,334
KY State Housing Corporation	4.250	01/01/2034	Aaa	250,000	261,705
KY State Housing Corporation	4.300	07/01/2034	Aaa	325,000	340,964
KY State Housing Corporation	4.350	01/01/2035	Aaa	310,000	321,910
KY State Housing Corporation	4.350	07/01/2035	Aaa	605,000	625,062
KY State Housing Corporation	4.400	07/01/2038	Aaa	3,005,000	3,097,494
KY State Housing Corporation	4.700	07/01/2043	Aaa	3,500,000	3,572,695
KY State Housing Corporation	4.400	07/01/2044	Aaa	2,945,000	2,919,231
KY State Housing Corporation	4.350	07/01/2044	Aaa	1,200,000	1,201,524
KY State Housing Corporation	4.500	07/01/2045	Aaa	4,000,000	3,948,880
KY State Housing Corporation	4.900	07/01/2045	Aaa	2,000,000	2,044,060

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Housing Corporation	4.800%	07/01/2045	Aaa	$2,445,000	$2,480,697
KY State Housing Corporation	4.800	07/01/2048	Aaa	5,680,000	5,708,343
KY State Housing Corporation	4.600	07/01/2049	Aaa	4,000,000	3,893,520
KY State Housing Corporation	4.500	07/01/2049	Aaa	2,040,000	1,999,404
KY State Housing Corporation	4.625	07/01/2049	Aaa	4,000,000	3,902,000

					38,307,680
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.18% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,815,665
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,393,795
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,202,688
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	1,685,000	1,693,610
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,107,502
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2034	A*	580,000	581,038
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,846,728
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	2,005,000	2,001,431
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,914,615
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,187,320
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,351,092
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	924,578
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,835,199
Warren County KY Hospital	5.250	04/01/2049	AA-*	8,000,000	8,358,640

					36,213,901
MUNICIPAL UTILITY REVENUE BONDS
4.48% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,006,470
Henderson KY	4.000	06/01/2028	Aa3	385,000	394,625
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	238,411
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	364,413
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,033
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	269,573
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	261,666
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	642,909
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	412,699
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	421,881
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,101,200
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	343,116
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	346,963
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	356,938
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	362,090
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	370,978
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	369,177
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	374,525
Northern KY Water	5.000	02/01/2026	Aa2	815,000	815,269
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	247,565
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	277,338
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	307,474
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	201,484
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	327,061
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	412,038
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,107,453
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,182,602
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,964,001
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,131,503
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	768,272
Rural Water Financing Agency	5.000	08/01/2030	AA-*	545,000	598,443
Rural Water Financing Agency KY	5.000	02/01/2043	AA-*	1,965,000	2,092,528

					31,365,698

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
4.12% of Net Assets
Covington KY	4.000%	10/01/2040	A1	$870,000	$871,488
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	460,925
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	480,558
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	479,349
KY State Property & Building #112	5.000	11/01/2026	Aa3	555,000	565,845
KY State Property & Building #133	5.000	09/01/2043	Aa3	2,500,000	2,688,274
KY State Property & Building #133	4.125	09/01/2043	Aa3	2,500,000	2,470,500
KY State Property & Building #133	5.000	09/01/2044	Aa3	5,000,000	5,331,200
KY State Property & Building #133	5.000	09/01/2045	Aa3	10,000,000	10,605,200
KY State Property & Building #133	4.250	09/01/2045	Aa3	5,000,000	4,863,200

					28,816,539
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.26% of Net Assets
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa2	1,385,000	1,401,135
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	1,120,000	1,127,818
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa2	400,000	409,576
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa2	500,000	512,120
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa2	1,100,000	1,197,977
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa2	3,255,000	3,514,260
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa2	2,250,000	2,405,903
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa2	3,555,000	3,774,024
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa2	1,400,000	1,477,700

					15,820,513
AD VALOREM PROPERTY BONDS
.36% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	648,720
Henderson KY	3.000	09/01/2042	Aa3	845,000	708,051
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,191,156

					2,547,927
AIRPORT REVENUE BONDS
.23% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	500,050
Kenton County Airport	5.000	01/01/2029	A1	240,000	240,451
Kenton County Airport	5.000	01/01/2034	A1	275,000	290,912
Kenton County Airport	5.000	01/01/2035	A1	300,000	316,736
Kenton County Airport	5.000	01/01/2037	A1	250,000	262,263

					1,610,412
Total Investments 98.40% of Net Assets (cost $695,469,451) (See footnote 6 for further explanation)					$688,269,028

Other assets in excess of liabilities 1.60%					11,171,201

Net Assets 100%					$699,440,229

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2025

Other Information

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	688,269,028
Level 3	Significant Unobservable Inputs	—

$688,269,028

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $695,469,451)		$688,269,028
Cash		8,320,953
Receivable for fund shares sold		24,987
Interest receivable		7,557,398

Total assets		704,172,366
LIABILITIES:
Payable for:
Distributions to shareholders	2,411,838
Fund shares redeemed	1,760,769
Investment advisory fee	240,951
Transfer agent fee	72,154
Audit fees	79,366
Custodian fee	58,727
Professional fees	29,874
Trustees fees	18,473
Pricing fees	6,894
Accrued expenses	53,091

Total liabilities		4,732,137

NET ASSETS:
Paid-in capital		733,983,755
Total accumulated loss		(34,543,526)

Total Net Assets		$699,440,229

NET ASSET VALUE, offering price and redemption price per share (96,899,712 shares outstanding; unlimited number of shares authorized; no par value)		$7.22

STATEMENT OF OPERATIONS

For the six months ended December 31, 2025

Net investment income:
Interest income	$13,225,032

Expenses:
Investment advisory fee	1,422,806
Transfer agent fee	426,030
Professional fees	140,483
Custodian fee	44,194
Trustees fees	30,915
Registration fees	21,924
Pricing fees	19,506
Other expenses	51,270

Total expenses	2,157,128
Custodian fee reduction (Note 7)	(277)

Net expenses	2,156,851

Net investment income	11,068,181

Realized and unrealized gain/(loss) on investments:
Net realized loss	(2,100,680)
Net change in unrealized appreciation/depreciation	24,966,826

Net realized and unrealized gain on investments	22,866,146

Net increase in net assets resulting from operations	$33,934,327

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2025 and the year ended June 30, 2025

	Six Months Ended 12/31/2025 (Unaudited)	Year Ended 6/30/2025
Operations:
Net investment income	$11,068,181	$21,124,828
Net realized loss on investments	(2,100,680)	(6,200,953)
Net change in unrealized appreciation/depreciation	24,966,826	(15,409,185)

Net increase/(decrease) in net assets resulting from operations	33,934,327	(485,310)
Total distributions (Note 6)	(11,068,181)	(21,124,828)
Net Fund share transactions (Note 4)	(30,068,993)	(8,703,159)

Total decrease	(7,202,847)	(30,313,297)
Net assets:
Beginning of period	706,643,076	736,956,373

End of period	$699,440,229	$706,643,076

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2025 (Unaudited)		For the years ended June 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.98		$7.20	$7.18	$7.20	$8.02	$7.86

Income from investment operations:
Net investment income	0.11		0.21	0.19	0.19	0.18	0.20
Net gains/(losses) on investments (c)	0.24		(0.22)	0.02	(0.02)	(0.82)	0.16

Total from investment operations	0.35		(0.01)	0.21	0.17	(0.64)	0.36
Less distributions:
Distributions from net investment income	(0.11)		(0.21)	(0.19)	(0.19)	(0.18)	(0.20)
Distributions from capital gains	0.00		0.00	0.00	0.00	0.00 (b)	0.00 (b)

Total distributions	(0.11)		(0.21)	(0.19)	(0.19)	(0.18)	(0.20)

Net asset value, end of period	$7.22		$6.98	$7.20	$7.18	$7.20	$8.02

Total return	5.08%	(d)	(0.18)%	3.03%	2.35%	(8.11)%	4.63%
Net assets, end of period (in thousands)	$699,440		$706,643	$736,956	$798,821	$860,282	$1,008,379
Ratio of net expenses to average net assets (a)	0.62%	(e)	0.61%	0.62%	0.60%	0.56%	0.56%
Ratio of gross expenses to average net assets	0.62%	(e)	0.61%	0.62%	0.60%	0.56%	0.56%
Ratio of net investment income to average net assets	3.17%	(e)	2.92%	2.70%	2.59%	2.31%	2.46%
Portfolio turnover	6.51%	(d)	18.92%	14.50%	10.67%	14.39%	5.92%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s Statement of Operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
23.36% of Net Assets
Canton MS Public School District Certificate of Participation	5.250%	01/01/2045	AA*	$100,000	$107,647
Mississippi State	4.000	10/01/2039	Aa2	200,000	200,922
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	101,252
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	90,000	90,851
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	211,226
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	100,202
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	104,788
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	106,528

					1,023,416
PUBLIC FACILITIES REVENUE BONDS
17.16% of Net Assets
MS Alcoholic Beverage Control Revenue	4.000	10/01/2045	Aa2	100,000	93,249
MS Alcoholic Beverage Control Revenue	5.000	10/01/2049	Aa2	100,000	103,650
MS Development Bank Special Obligation Dept of Corrections -Walnut Grove	5.000	08/01/2027	AA-*	200,000	207,110
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	100,491
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	AA*	245,000	247,232

					751,732
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
16.14% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	200,568
MS Development Bank Special Obligation Olive Branch Public Improvement	4.000	06/01/2044	Aa2	225,000	217,859
MS Development Bank Special Obligation Tupelo Public Improvement	4.000	09/01/2044	Aa2	125,000	120,995
Pearl MS	4.750	09/01/2038	A3	155,000	167,813

					707,235
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
14.59% of Net Assets
Mississippi State Home Corporation	4.400	12/01/2043	Aa1	350,000	350,350
Mississippi State Home Corporation	4.375	12/01/2044	Aa1	150,000	148,945
Mississippi State Home Corporation	4.050	12/01/2047	Aa1	150,000	140,057

					639,352
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.28% of Net Assets
Alcorn MS State University Educational Building Corporation	4.000	09/01/2035	Aa2	100,000	100,448
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	302,117
MS State University Educational Building Corporation	4.000	08/01/2043	Aa2	125,000	120,403
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	102,918

					625,886
LEASE REVENUE BONDS
5.17% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	113,582
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	112,806

					226,388

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.83% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000%	06/01/2042	Aa2	$165,000	$167,746

Total Investments 94.53% of Net Assets (cost $4,134,881) (See footnote 6 for further explanation)					$4,141,755

Other assets in excess of liabilities 5.47%					239,632

Net Assets 100%					$4,381,387

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,141,755
Level 3	Significant Unobservable Inputs	—

$4,141,755

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $4,134,881)		$4,141,755
Cash		208,959
Receivable from Adviser		265
Interest receivable		44,195

Total assets		4,395,174
LIABILITIES:
Payable for:
Distributions to shareholders	7,549
Fund shares redeemed	2,867
Custodian fee	809
Pricing fees	774
Audit fees	677
Professional fees	399
Trustees fees	197
Accrued expenses	515

Total liabilities		13,787

NET ASSETS:
Paid-in capital		4,958,306
Total accumulated loss		(576,919)

Total Net Assets		$4,381,387

NET ASSET VALUE, offering price and redemption price per share (396,864 shares outstanding; unlimited number of shares authorized; no par value)		$11.04

STATEMENT OF OPERATIONS

For the six months ended December 31, 2025

Net investment income:
Interest income	$87,212

Expenses:
Investment advisory fee	11,103
Transfer agent fee	3,331
Registration fees	6,437
Custodian fee	3,931
Pricing fees	2,182
Professional fees	938
Trustees fees	198
Other expenses	1,245

Total expenses	29,365
Fees waived by Adviser (Note 2)	(11,393)
Fees waived by Transfer Agent (Note 2)	(2,342)
Custodian fee reduction (Note 7)	(25)

Net expenses	15,605

Net investment income	71,607

Realized and unrealized gain/(loss) on investments:
Net realized loss	(3,668)
Net change in unrealized appreciation/depreciation	123,950

Net realized and unrealized gain on investments	120,282

Net increase in net assets resulting from operations	$191,889

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2025 and the year ended June 30, 2025

	Six Months Ended 12/31/2025 (Unaudited)	Year Ended 6/30/2025
Operations:
Net investment income	$71,607	$159,893
Net realized loss on investments	(3,668)	(90,600)
Net change in unrealized appreciation/depreciation	123,950	(64,383)

Net increase in net assets resulting from operations	191,889	4,910
Total distributions (Note 6)	(71,607)	(159,893)
Net Fund share transactions (Note 4)	(249,639)	(4,941,021)

Total decrease	(129,357)	(5,096,004)
Net assets:
Beginning of period	4,510,744	9,606,748

End of period	$4,381,387	$4,510,744

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2025 (Unaudited)		For the years ended June 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.74		$11.07	$11.08	$11.22	$12.40	$12.37

Income from investment operations:
Net investment income	0.18		0.34	0.29	0.26	0.25	0.27
Net gains/(losses) on investments (c)	0.30		(0.33)	(0.01)	(0.14)	(1.16)	0.05

Total from investment operations	0.48		0.01	0.28	0.12	(0.91)	0.32
Less distributions:
Distributions from net investment income	(0.18)		(0.34)	(0.29)	(0.26)	(0.25)	(0.27)
Distributions from capital gains	0.00		0.00	0.00	0.00 (b)	(0.02)	(0.02)

Total distributions	(0.18)		(0.34)	(0.29)	(0.26)	(0.27)	(0.29)

Net asset value, end of period	$11.04		$10.74	$11.07	$11.08	$11.22	$12.40

Total return	4.48%	(d)	0.08%	2.60%	1.16%	(7.46)%	2.68%
Net assets, end of period (in thousands)	$4,381		$4,511	$9,607	$8,422	$10,030	$11,412
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.33%	(e)	1.13%	0.96%	1.06%	0.96%	0.96%
Ratio of net investment income to average net assets	3.25%	(e)	3.09%	2.65%	2.38%	2.06%	2.21%
Portfolio turnover	0.00%	(d)	10.08%	17.87%	22.86%	9.15%	8.85%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s Statement of Operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
21.43% of Net Assets
Buncombe County NC Metropolitan Sewer District	5.000%	07/01/2039	Aaa	$550,000	$550,457
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	751,905
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	250,028
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	761,243
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	246,125
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,003,230
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2043	Aa2	1,000,000	990,070
Fuquay-Varina NC Combined Utilities Revenue	4.000	02/01/2044	Aa2	1,000,000	977,290
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2045	Aa2	740,000	709,068
Fuquay-Varina NC Combined Utilities Revenue	4.125	06/01/2049	Aa2	1,000,000	954,390
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	341,141
Greenville NC Combined Enterprise System Revenue	5.000	08/01/2044	Aa1	905,000	933,381
Greenville NC Utilities Commission	4.125	12/01/2043	Aa1	460,000	460,400
Greenville NC Utilities Commission Combined Enterprise	5.000	09/01/2049	Aa1	1,250,000	1,314,500
Hendersonville NC Water & Sewer System Revenue	4.500	06/01/2043	Aa3	550,000	567,028
Holly Springs NC EnterpriseSystem Revenue	4.000	11/01/2044	Aa2	1,165,000	1,131,867
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	298,137
Johnston County NC Water & Sewer Revenue	5.000	04/01/2043	Aa2	310,000	334,295
Johnston County NC Water & Sewer Revenue	4.000	04/01/2044	Aa2	500,000	489,190
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	147,742
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	310,321
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	235,657
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	208,553
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,149,977
Mebane NC Combined Utilities Revenue	4.000	08/01/2044	Aa3	500,000	482,790
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	95,359
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	195,673
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	125,254
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2032	A*	500,000	500,255
Onslow NC Water & Sewer Authority Combined Enterprises	4.000	12/01/2049	Aa3	375,000	345,626
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	446,914
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	395,790
Salisbury NC Enterprise System Revenue	5.000	02/01/2045	AA-*	540,000	555,628
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	920,175
Sanford NC Enterprise System Revenue	4.000	06/01/2043	Aa3	295,000	289,186
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	280,000	271,113
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	330,000	319,526
Sanford NC Enterprise System Revenue	4.000	06/01/2045	Aa3	230,000	220,094
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	335,000	327,298
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	185,220
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,259,985
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	160,258
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	500,655

					22,712,794
SCHOOL IMPROVEMENT BONDS
18.26% of Net Assets
Alamance County NC	4.000	05/01/2041	Aa1	635,000	643,973
Alamance County NC	4.000	05/01/2042	Aa1	305,000	307,138
Ashe NC	4.125	06/01/2044	Aa3	650,000	638,859
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	250,220
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	129,399
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	267,340
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	804,938
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,668,561
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	417,497
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	313,725

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Chatham County NC Limited Obligation	4.000%	11/01/2036	Aa1	$750,000	$765,698
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa1	2,000,000	2,029,920
Duplin County NC	5.000	04/01/2027	A1	100,000	100,520
Harnett County NC Limited Obligation	4.250	04/01/2044	Aa3	650,000	643,448
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	203,594
Macon County NC Limited Obligation	4.000	10/01/2043	Aa3	500,000	489,390
Macon County NC Limited Obligation	4.000	10/01/2044	Aa3	500,000	480,800
Orange County NC Limited Obligation	5.000	10/01/2042	Aa1	250,000	275,525
Pender County NC	4.000	03/01/2045	Aa2	1,050,000	1,018,457
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	503,775
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	552,684
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	305,237
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	187,847
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	1,750,000	1,777,002
Scotland County NC	5.000	12/01/2026	A*	50,000	50,974
Scotland County NC	5.000	12/01/2027	A*	140,000	145,599
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,190,440
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	599,411
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	737,650
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,510,650
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	350,518

					19,360,789
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.85% of Net Assets
Appalachian NC State University	4.000	10/01/2030	Aa3	200,000	204,168
Appalachian NC State University	4.000	05/01/2033	A1	500,000	509,360
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,045,400
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,437
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,614
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	568,860
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	503,598
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	752,858
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	255,530
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	253,198
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	252,305
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	762,405
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	507,510
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	442,871
University of NC Wilmington	4.000	06/01/2029	A1	750,000	753,308
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,389,977
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	200,698
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	550,545
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	501,520
University of North Carolina	5.000	10/01/2033	A1	30,000	30,000
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	305,436
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,037,400
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,014,580
Western Carolina NC University	4.375	04/01/2045	Aa3	600,000	607,024
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	825,000
Western Carolina NC University	4.500	04/01/2048	Aa3	600,000	605,844
Western Carolina University	5.000	06/01/2027	AA*	250,000	252,223

					14,682,669
PUBLIC FACILITIES REVENUE BONDS
9.34% of Net Assets
Burlington NC	4.500	08/01/2044	Aa1	550,000	572,143
Concord NC Limited Obligation	4.000	06/01/2044	Aa1	300,000	294,996
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,017,850
Henderson County NC Limited Obligation	4.125	10/01/2045	Aa2	250,000	243,230

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Holly Springs NC Limited Obligation	4.125%	10/01/2041	Aa1	$500,000	$511,810
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa1	365,000	369,796
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	500,435
Mecklenburg County NC Limited Obligation	4.000	02/01/2043	Aa1	500,000	499,985
Moore County NC	3.000	06/01/2039	Aa2	350,000	316,988
New Hanover County NC Limited Obligation	4.000	10/01/2044	Aa1	1,080,000	1,054,846
Pender County NC Limited Obligation	4.000	04/01/2044	Aa3	1,000,000	965,960
Person County NC Limited Obligation	4.000	12/01/2044	Aa3	1,000,000	962,660
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	360,284
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	953,468
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	503,970
Wilson City NC	4.000	10/01/2042	Aa2	500,000	497,560
Winston Salem NC Limited Obligation	5.000	06/01/2043	Aa1	250,000	269,748

					9,895,729
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
8.66% of Net Assets
NC Housing Finance Agency Homeownership Revenue	4.000	07/01/2039	Aa1	425,000	422,807
NC Housing Finance Agency Homeownership Revenue	4.350	01/01/2044	Aa1	995,000	1,002,602
NC Housing Finance Agency Homeownership Revenue	4.375	07/01/2044	Aa1	2,435,000	2,454,894
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,475,000	1,528,956
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	870,000	879,622
NC State Housing Finance Agency	4.550	07/01/2045	Aa1	500,000	499,360
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	2,350,000	2,395,684

					9,183,925
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.29% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa2	590,000	622,438
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa2	1,500,000	1,502,700
Charlotte-Mecklenburg NC Hospital Revenue	5.000	01/15/2027	Aa2	170,000	173,976
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	Aa3	1,000,000	1,008,470
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,385,000
NC State Medical Care Commission Heath Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	1,037,464
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2049	Aa3	1,000,000	937,600

					6,667,648
REFUNDING BONDS
5.75% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	219,558
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,916
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	750,450
Durham County NC	4.000	06/01/2036	Aaa	225,000	231,291
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	255,222
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,253,300
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	129,003
Raleigh NC	4.000	04/01/2043	Aaa	695,000	697,140
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	212,896
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,005,570
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	502,300

					6,097,646
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.34% of Net Assets
Fuquay-Varina NC	4.000	08/01/2042	Aaa	500,000	506,195
Greensboro NC Limited Obligation	4.000	10/01/2044	Aa1	500,000	488,355
Greenville NC Limited Obligation	4.250	03/01/2045	AA-*	500,000	487,800
Mecklenburg County NC Limited Obligation	4.000	02/01/2044	Aa1	1,195,000	1,175,306
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa2	1,500,000	1,506,360
Wilmington NC Limited Obligation	3.000	06/01/2041	Aa1	370,000	327,724

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Winston Salem NC	4.000%	06/01/2043	Aaa	$1,165,000	$1,169,427

					5,661,167
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.57% of Net Assets
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	525,110
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,530,654
NC State Turnpike Authority	5.000	01/01/2049	AA*	500,000	508,325
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	504,115
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	200,000	215,062
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	20,000	21,519
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	243,475
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	291,028

					4,839,288
AIRPORT REVENUE BONDS
3.51% of Net Assets
Charlotte NC Airport Revenue	5.000	07/01/2044	Aa3	250,000	265,395
Charlotte NC Airport Revenue	4.000	07/01/2032	Aa3	100,000	101,544
Charlotte NC Airport Revenue	5.000	07/01/2045	Aa3	500,000	533,490
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	256,355
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	503,985
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	717,486
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,346,425

					3,724,680
PREREFUNDED BONDS
1.62% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	156,429
New Hanover NC Hospital Revenue	5.000	10/01/2034	NR	1,500,000	1,564,545

					1,720,974
LEASE REVENUE
.10% of Net Assets
New Hanover County NC Limited Obligation	5.000	06/01/2029	Aa1	100,000	108,444

Total Investments 98.72% of Net Assets (cost $105,975,421) (See footnote 6 for further explanation)					$104,655,753

Other assets in excess of liabilities 1.28%					1,360,275

Net Assets 100%					$106,016,028

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	104,655,753
Level 3	Significant Unobservable Inputs	—

$104,655,753

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $105,975,421)		$104,655,753
Cash		565,337
Interest receivable		1,242,441

Total assets		106,463,531
LIABILITIES:
Payable for:
Distributions to shareholders	209,367
Fund shares redeemed	154,513
Net investment advisory fee	39,639
Transfer agent fee	21,975
Audit fees	8,392
Custodian fee	4,982
Professional fees	3,135
Trustees fees	2,302
Pricing fees	860
Accrued expenses	2,338

Total liabilities		447,503

NET ASSETS:
Paid-in capital		114,367,424
Total accumulated loss		(8,351,396)

Total Net Assets		$106,016,028

NET ASSET VALUE, offering price and redemption price per share (9,858,286 shares outstanding; unlimited number of shares authorized; no par value)		$10.75

STATEMENT OF OPERATIONS

For the six months ended December 31, 2025

Net investment income:
Interest income	$2,021,780

Expenses:
Investment advisory fee	270,066
Transfer agent fee	68,321
Professional fees	24,855
Custodian fee	11,936
Pricing fees	10,136
Registration fees	9,243
Trustees fees	4,305
Other expenses	10,890

Total expenses	409,752
Fees waived by Adviser (Note 2)	(28,771)
Custodian fee reduction (Note 7)	(75)

Net expenses	380,906

Net investment income	1,640,874

Realized and unrealized gain/(loss) on investments:
Net realized loss	(226,733)
Net change in unrealized appreciation/depreciation	3,342,004

Net realized and unrealized gain on investments	3,115,271

Net increase in net assets resulting from operations	$4,756,145

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2025 and the year ended June 30, 2025

	Six Months Ended 12/31/2025 (Unaudited)	Year Ended 6/30/2025
Operations:
Net investment income	$1,640,874	$3,079,060
Net realized loss on investments	(226,733)	(1,283,171)
Net change in unrealized appreciation/depreciation	3,342,004	(1,611,529)

Net increase in net assets resulting from operations	4,756,145	184,360
Total distributions (Note 6)	(1,640,874)	(3,079,060)
Net Fund share transactions (Note 4)	(7,119,682)	(2,459,327)

Total decrease	(4,004,411)	(5,354,027)
Net assets:
Beginning of period	110,020,439	115,374,466

End of period	$106,016,028	$110,020,439

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2025 (Unaudited)		For the years ended June 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.45		$10.74	$10.70	$10.74	$12.05	$11.93

Income from investment operations:
Net investment income	0.16		0.30	0.26	0.25	0.24	0.25
Net gains/(losses) on investments (b)	0.30		(0.29)	0.04	(0.04)	(1.31)	0.12

Total from investment operations	0.46		0.01	0.30	0.21	(1.07)	0.37
Less distributions:
Distributions from net investment income	(0.16)		(0.30)	(0.26)	(0.25)	(0.24)	(0.25)

Net asset value, end of period	$10.75		$10.45	$10.74	$10.70	$10.74	$12.05

Total return	4.44%	(c)	0.05%	2.89%	2.00%	(9.01)%	3.12%
Net assets, end of period (in thousands)	$106,016		$110,020	$115,374	$120,062	$134,429	$163,069
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.68%	0.68%
Ratio of gross expenses to average net assets	0.76%	(d)	0.74%	0.76%	0.75%	0.68%	0.68%
Ratio of net investment income to average net assets	3.04%	(d)	2.78%	2.47%	2.34%	2.05%	2.07%
Portfolio turnover	2.27%	(c)	23.38%	11.99%	3.74%	6.57%	7.79%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s Statement of Operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
50.48% of Net Assets
Clarksville TN Electric System Revenue	4.250%	09/01/2040	Aa2	$475,000	$488,590
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	636,659
Columbia TN	4.000	12/01/2043	AA+*	1,000,000	984,870
Columbia TN	4.000	12/01/2050	AA+*	750,000	687,818
Dickson TN Electric Systems Revenue	5.000	07/01/2043	Aa3	1,000,000	1,074,440
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	474,115
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	251,603
Gallatin TN Electric	4.000	07/01/2043	Aa3	785,000	757,180
Gallatin TN Gas System Revenue	4.000	01/01/2042	AA-*	1,155,000	1,142,884
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	708,057
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	255,620
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	315,608
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,000,850
Harpeth Valley TN Utilities District	4.000	09/01/2043	AA+*	1,105,000	1,084,337
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	511,740
Harriman TN	5.000	06/01/2028	AA*	100,000	105,104
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	150,173
Knox Chapman TN Utility District	4.000	01/01/2043	AA-*	535,000	520,823
Knox County TN	4.000	06/01/2043	Aa1	500,000	493,805
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	754,268
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	646,195
Lafollette TN Electric Systems	5.000	06/01/2045	A1	235,000	247,063
Lexington TN Electric Revenue	4.000	08/01/2044	Aa3	500,000	479,070
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	316,196
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	383,105
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	454,512
Loudon TN Water & Sewer	4.000	03/01/2044	AA*	1,000,000	958,740
Marshall County TN Water Revenue	5.000	06/01/2040	AA*	275,000	298,161
Maryville TN	4.000	06/01/2029	Aa2	250,000	251,080
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	779,425
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,317,896
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2031	AA-*	100,000	102,938
Metropolitan Government Nashville & Davidson County Water & Sewer	4.000	07/01/2046	Aa2	1,000,000	942,470
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	900,477
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	747,540
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	494,055
Springfield TN	5.000	06/01/2027	Aa2	245,000	253,641
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,274,037
Watts Bar Utility District TN	5.000	09/01/2045	AA*	200,000	207,280
West Knoxville TN Utility District Knox County Water & Sewer Revenue	4.000	06/01/2046	AA+*	1,000,000	941,300
West Wilson TN Utility District Waterworks	5.000	06/01/2040	AA*	200,000	223,884
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	534,455

					25,152,064
PUBLIC FACILITIES REVENUE BONDS
9.13% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	899,738
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,268,125
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	396,686
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	402,404
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	600,468
Sullivan County TN	4.000	02/01/2043	Aa2	1,010,000	984,316

					4,551,737

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.26% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000%	07/01/2035	A*	$1,595,000	$1,606,516
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	954,332
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	Baa1	1,535,000	1,556,244

					4,117,092
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS 7.79% of Net Assets
Metropolitan Government Nashville & Davidson County TN 4th and Shelby Apartments Project	4.600	12/01/2044	Aa1	500,000	502,500
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	101,768
TN Housing Development Agency Residential Finance Program	4.500	07/01/2043	Aa1	1,470,000	1,494,858
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,780,000	1,784,984

					3,884,110
SCHOOL IMPROVEMENT BONDS
7.75% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	75,000	75,216
Collierville TN	4.000	01/01/2046	Aaa	1,000,000	962,630
Decatur County TN	4.000	05/01/2042	A1	390,000	387,208
Montgomery County TN	4.000	04/01/2037	AA*	1,420,000	1,427,682
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	504,425
White County TN	4.000	06/01/2027	AA-*	260,000	260,005
Wilson County TN	4.000	04/01/2039	AA+*	245,000	245,130

					3,862,296
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.63% of Net Assets
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,117,412
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	750,000	761,033
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	505,010
Sevierville TN	4.000	06/01/2044	Aa3	440,000	420,609

					2,804,064
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.31% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2027	A3	100,000	100,004
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A3	920,000	925,097
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A3	280,000	280,381
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A3	875,000	844,909

					2,150,391
REFUNDING BONDS
2.36% of Net Assets
Maryville TN	5.000	06/01/2026	Aa2	50,000	50,511
Memphis TN	5.000	10/01/2043	Aa2	750,000	791,295
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	203,542
Sevierville TN	5.000	05/01/2028	Aa3	125,000	131,920

					1,177,268
AIRPORT REVENUE BONDS
1.91% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	250,430
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	700,826

					951,256
Total Investments 97.62% of Net Assets (cost $49,107,825) (See footnote 6 for further explanation)					$48,650,278

Other assets in excess of liabilities 2.38%					1,187,024

Net Assets 100%					$49,837,302

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2025

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	48,650,278
Level 3	Significant Unobservable Inputs	—

$48,650,278

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $49,107,825)		$48,650,278
Cash		696,724
Interest receivable		642,149

Total assets		49,989,151
LIABILITIES:
Payable for:
Distributions to shareholders	107,038
Fund shares redeemed	8,794
Net investment advisory fee	17,205
Transfer agent fee	5,984
Audit fees	4,502
Professional fees	2,161
Custodian fee	1,648
Trustees fees	1,102
Pricing fees	903
Accrued expenses	2,512

Total liabilities		151,849

NET ASSETS:
Paid-in capital		52,706,726
Total accumulated loss		(2,869,424)

Total Net Assets		$49,837,302

NET ASSET VALUE, offering price and redemption price per share (4,716,732 shares outstanding; unlimited number of shares authorized; no par value)		$10.57

STATEMENT OF OPERATIONS

For the six months ended December 31, 2025

Net investment income:
Interest income	$956,121

Expenses:
Investment advisory fee	127,050
Transfer agent fee	33,517
Professional fees	11,620
Custodian fee	7,934
Registration fees	7,004
Pricing fees	4,638
Trustees fees	1,892
Other expenses	5,663

Total expenses	199,318
Fees waived by Adviser (Note 2)	(21,293)
Custodian fee reduction (Note 7)	(50)

Net expenses	177,975

Net investment income	778,146

Realized and unrealized gain/(loss) on investments:
Net realized loss	(8,573)
Net change in unrealized appreciation/depreciation	1,840,316

Net realized and unrealized gain on investments	1,831,743

Net increase in net assets resulting from operations	$2,609,889

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2025 and the year ended June 30, 2025

	Six Months Ended 12/31/2025 (Unaudited)	Year Ended 6/30/2025
Operations:
Net investment income	$778,146	$1,473,601
Net realized loss on investments	(8,573)	(358,488)
Net change in unrealized appreciation/depreciation	1,840,316	(1,574,481)

Net increase/(decrease) in net assets resulting from operations	2,609,889	(459,368)
Total distributions (Note 6)	(778,146)	(1,473,601)
Net Fund share transactions (Note 4)	(2,192,455)	(1,461,128)

Total decrease	(360,712)	(3,394,097)
Net assets:
Beginning of period	50,198,014	53,592,111

End of period	$49,837,302	$50,198,014

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2025 (Unaudited)		For the years ended June 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.19		$10.59	$10.57	$10.65	$11.71	$11.66

Income from investment operations:
Net investment income	0.16		0.30	0.27	0.27	0.26	0.27
Net gains/(losses) on investments (b)	0.38		(0.40)	0.02	(0.08)	(1.06)	0.05

Total from investment operations	0.54		(0.10)	0.29	0.19	(0.80)	0.32
Less distributions:
Distributions from net investment income	(0.16)		(0.30)	(0.27)	(0.27)	(0.26)	(0.27)

Net asset value, end of period	$10.57		$10.19	$10.59	$10.57	$10.65	$11.71

Total return	5.34%	(c)	(0.97)%	2.82%	1.78%	(6.92)%	2.84%
Net assets, end of period (in thousands)	$49,837		$50,198	$53,592	$63,497	$73,609	$86,147
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.79%	(d)	0.77%	0.80%	0.78%	0.71%	0.71%
Ratio of net investment income to average net assets	3.09%	(d)	2.88%	2.59%	2.51%	2.31%	2.35%
Portfolio turnover	0.85%	(c)	24.00%	21.15%	9.10%	11.61%	2.75%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s Statement of Operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
81.96% of Net Assets
Federal Home Loan Bank	3.200%	06/10/2027	Aa1	$250,000	$248,793
Federal Home Loan Bank	4.125	08/27/2027	Aa1	250,000	249,863
Federal Home Loan Bank	4.000	06/30/2028	Aa1	500,000	506,450
Federal Home Loan Bank	4.625	01/22/2029	Aa1	450,000	453,819
Federal Home Loan Bank	4.625	06/08/2029	Aa1	250,000	258,320
Federal Home Loan Bank	4.000	08/24/2029	Aa1	250,000	249,374
Federal Home Loan Bank	4.250	10/22/2029	Aa1	375,000	377,672
Federal Home Loan Bank	4.625	11/20/2029	Aa1	250,000	251,721
Federal Home Loan Bank	4.300	03/25/2030	Aa1	500,000	501,756
Federal Home Loan Bank	4.125	06/14/2030	Aa1	500,000	508,754
Federal Home Loan Bank	4.050	07/18/2030	Aa1	400,000	404,509
Federal Home Loan Bank	4.100	07/18/2030	Aa1	400,000	403,788
Federal Home Loan Bank	4.150	07/19/2030	Aa1	250,000	252,738
Federal Home Loan Bank	4.000	08/19/2030	Aa1	250,000	250,804
Federal Home Loan Bank	3.940	08/21/2030	Aa1	250,000	251,029
Federal Home Loan Bank	3.875	10/08/2030	Aa1	200,000	200,152
Federal Home Loan Bank	3.760	11/27/2030	Aa1	250,000	248,375
Federal Home Loan Bank	4.375	12/12/2031	Aa1	250,000	255,246
Federal Home Loan Bank	4.750	12/12/2031	Aa1	450,000	469,777
Federal Home Loan Bank	4.720	08/15/2035	Aa1	125,000	127,121
Federal Home Loan Bank	5.400	08/20/2035	Aa1	250,000	250,167

					6,720,228
FEDERAL FARM CREDIT
7.92% of Net Assets
Federal Farm Credit Bank	4.210	10/02/2030	Aa1	400,000	399,969
Federal Farm Credit Bank	4.790	11/26/2032	Aa1	250,000	249,775

					649,744
FEDERAL HOME LOAN MORTAGE CORPORATION
5.33% of Net Assets
Federal Home Loan Mortgage Corporation	4.150	04/17/2028	Aa1	225,000	225,104
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aa1	250,000	211,533

					436,637
FEDERAL NATIONAL MORTGAGE CORPORATION
3.05% of Net Assets
Federal National Mortgage Association	4.000	10/10/2028	Aa1	250,000	250,091

Total Investments 98.26% of Net Assets (cost $8,034,794) (See footnote 6 for further explanation)					$8,056,700

Other assets in excess of liabilities 1.74%					142,325

Net Assets 100%					$8,199,025

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,056,700
Level 3	Significant Unobservable Inputs	—

$8,056,700

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $8,034,794)		$8,056,700
Cash		76,905
Receivable from Adviser		3,463
Interest receivable		78,014

Total assets		8,215,082
LIABILITIES:
Payable for:
Distributions to shareholders	3,147
Fund shares redeemed	2,389
Net investment advisory fee	111
Custodian fee	1,959
Audit fees	700
Pricing fees	696
Trustees fees	276
Professional fees	273
Accrued expenses	6,506

Total liabilities		16,057

NET ASSETS:
Paid-in capital		8,380,706
Total accumulated loss		(181,681)

Total Net Assets		$8,199,025

NET ASSET VALUE, offering price and redemption price per share (855,123 shares outstanding; unlimited number of shares authorized; no par value)		$9.59

STATEMENT OF OPERATIONS

For the six months ended December 31, 2025

Net investment income:
Interest income	$172,917

Expenses:
Investment advisory fee	8,470
Transfer agent fee	6,353
Registration fees	13,490
Custodian fee	9,925
Pricing fees	5,381
Printing expense	3,817
Postage expense	2,151
Professional fees	1,770
Trustees fees	376
Other expenses	1,956

Total expenses	53,689
Fees waived by Adviser (Note 2)	(17,462)
Fees waived by Transfer Agent (Note 2)	(6,353)
Custodian fee reduction (Note 7)	(62)

Net expenses	29,812

Net investment income	143,105

Realized and unrealized gain on investments:
Net realized gain	6
Net change in unrealized appreciation/depreciation	35,628

Net realized and unrealized gain on investments	35,634

Net increase in net assets resulting from operations	$178,739

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2025 and the year ended June 30, 2025

	Six Months Ended 12/31/2025 (Unaudited)	Year Ended 6/30/2025
Operations:
Net investment income	$143,105	$309,071
Net realized gain/(loss) on investments	6	(56,255)
Net change in unrealized appreciation/depreciation	35,628	173,174

Net increase in net assets resulting from operations	178,739	425,990
Total distributions (Note 6)	(143,105)	(309,071)
Net Fund share transactions (Note 4)	(318,853)	(1,333,484)

Total decrease	(283,219)	(1,216,565)
Net assets:
Beginning of period	8,482,244	9,698,809

End of period	$8,199,025	$8,482,244

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2025 (Unaudited)		For the years ended June 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.55		$9.43	$9.31	$9.54	$10.09	$10.37

Income from investment operations:
Net investment income	0.16		0.33	0.30	0.27	0.23	0.23
Net gains/(losses) on investments (b)	0.04		0.12	0.12	(0.23)	(0.55)	(0.28)

Total from investment operations	0.20		0.45	0.42	0.04	(0.32)	(0.05)
Less distributions:
Distributions from net investment income	(0.16)		(0.33)	(0.30)	(0.27)	(0.23)	(0.23)

Net asset value, end of period	$9.59		$9.55	$9.43	$9.31	$9.54	$10.09

Total return	2.14%	(c)	4.86%	4.58%	0.39%	(3.25)%	(0.49)%
Net assets, end of period (in thousands)	$8,199		$8,482	$9,699	$9,776	$10,732	$12,044
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.66%
Ratio of gross expenses to average net assets	1.28%	(d)	0.85%	0.89%	0.90%	0.75%	0.67%
Ratio of net investment income to average net assets	3.41%	(d)	3.49%	3.21%	2.83%	2.30%	2.25%
Portfolio turnover	48.53%	(c)	80.78%	26.47%	39.69%	17.50%	3.35%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s Statement of Operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
22.79% of Net Assets
FL Housing Finance Corporation	6.187%	07/01/2050	Aaa	$150,000	$152,035
IN State Housing & Community Development Authority	5.944	07/01/2049	Aaa	125,000	125,480
KY State Housing Corporation	5.806	07/01/2040	Aaa	125,000	127,401
MN State Housing Finance Authority	5.915	07/01/2044	Aa1	150,000	151,583
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	170,000	176,333
WI State Housing & Economic Development Authority	6.039	09/01/2045	Aa2	25,000	25,350

					758,182
MUNICIPAL UTILITY REVENUE BONDS
14.88% of Net Assets
KY State Rural Water Finance Corporation	3.000	08/01/2050	AA-*	250,000	166,550
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	225,120
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	103,416

					495,086
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.00% of Net Assets
Mesa State College CO	6.746	05/15/2042	Aa2	85,000	94,183
Michigan State University	4.496	08/15/2048	Aa2	300,000	271,713

					365,896
PUBLIC FACILITIES REVENUE BONDS
10.15% of Net Assets
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	190,000	213,455
Montgomery AL Community Cooperative District	2.815	11/01/2049	NR	75,000	47,990
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	76,094

					337,539
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
10.00% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa2	280,000	332,788

MARINA/PORT AUTHORITY REVENUE BONDS
7.06% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	234,778

SCHOOL IMPROVEMENT BONDS
6.31% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	210,000	210,000

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.09% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	202,771

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.81% of Net Assets
Waco TX	5.488	02/01/2044	Aa1	125,000	126,605

AIRPORT REVENUE BONDS
2.65% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	88,297

PREREFUNDED BONDS
.75% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	25,011

Total Investments 95.49% of Net Assets (cost $3,349,053) (See footnote 6 for further explanation)					$3,176,953

Other assets in excess of liabilities 4.51%					149,993

Net Assets 100%					$3,326,946

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2025

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,176,953
Level 3	Significant Unobservable Inputs	—

$3,176,953

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $3,349,053)		$3,176,953
Cash		86,382
Receivable from Adviser		89
Prepaid expenses		532
Interest receivable		69,201

Total assets		3,333,157
LIABILITIES:
Payable for:
Distributions to shareholders	4,169
Professional fees	761
Pricing fees	464
Custodian fee	374
Audit fees	372
Trustees fees	71

Total liabilities		6,211

NET ASSETS:
Paid-in capital		5,496,401
Total accumulated loss		(2,169,455)

Total Net Assets		$3,326,946

NET ASSET VALUE, offering price and redemption price per share (448,330 shares outstanding; unlimited number of shares authorized; no par value)		$7.42

STATEMENT OF OPERATIONS

For the six months ended December 31, 2025

Net investment income:
Interest income	$89,621

Expenses:
Investment advisory fee	8,593
Transfer agent fee	2,578
Registration fees	6,182
Custodian fee	4,944
Pricing fees	1,307
Printing expense	821
Professional fees	817
Trustees fees	151
Other expenses	544

Total expenses	25,937
Fees waived by Adviser (Note 2)	(9,775)
Fees waived by Transfer Agent (Note 2)	(2,273)
Custodian fee reduction (Note 7)	(31)

Net expenses	13,858

Net investment income	75,763

Realized and unrealized gain/(loss) on investments:
Net realized loss	(7,963)
Net change in unrealized appreciation/depreciation	43,132

Net realized and unrealized gain on investments	35,169

Net increase in net assets resulting from operations	$110,932

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2025 and the year ended June 30, 2025

	Six Months Ended 12/31/2025 (Unaudited)	Year Ended 6/30/2025
Operations:
Net investment income	$75,763	$160,590
Net realized loss on investments	(7,963)	(57,379)
Net change in unrealized appreciation/depreciation	43,132	34,821

Net increase in net assets resulting from operations	110,932	138,032
Total distributions (Note 6)	(75,844)	(161,696)
Net Fund share transactions (Note 4)	(94,007)	(96,230)

Total decrease	(58,919)	(119,894)
Net assets:
Beginning of period	3,385,865	3,505,759

End of period	$3,326,946	$3,385,865

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2025 (Unaudited)		For the years ended June 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.34		$7.39	$7.56	$8.09	$10.28	$10.40

Income from investment operations:
Net investment income	0.16		0.34	0.33	0.33	0.29	0.34
Net gains/(losses) on investments (b)	0.08		(0.05)	(0.17)	(0.53)	(2.19)	(0.06)

Total from investment operations	0.24		0.29	0.16	(0.20)	(1.90)	0.28
Less distributions:
Distributions from net investment income	(0.16)		(0.34)	(0.33)	(0.33)	(0.29)	(0.34)
Distributions from capital gains	0.00		0.00	0.00	0.00	0.00	(0.06)

Total distributions	(0.16)		(0.34)	(0.33)	(0.33)	(0.29)	(0.40)

Net asset value, end of period	$7.42		$7.34	$7.39	$7.56	$8.09	$10.28

Total return	3.36%	(c)	4.00%	2.25%	(2.38)%	(18.86)%	2.72%
Net assets, end of period (in thousands)	$3,327		$3,386	$3,506	$4,182	$5,156	$14,596
Ratio of net expenses to average net assets (a)	0.81%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.52%	(d)	1.34%	1.28%	1.37%	1.00%	0.96%
Ratio of net investment income to average net assets	4.45%	(d)	4.59%	4.46%	4.31%	2.89%	3.30%
Portfolio turnover	0.00%	(c)	12.60%	12.53%	0.00%	8.39%	33.27%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s Statement of Operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers seven series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

Tennessee Tax-Free Income Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of each of the five state tax-free Funds is to invest exclusively in municipal securities issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. Normally, each Fund’s assets will be invested so that (1) at least 80% of the income earned on the investments will be exempt from Federal and state income taxes or (2) at least 80% of the Fund’s net assets will be invested in securities exempt from Federal and state income taxes.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”

Each Fund operates as a single operating segment. Each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager. Each Fund’s income, expenses, assets and performance are regularly monitored and assessed as a whole by certain officers (Allen Grimes, Michelle Dragoo, and Huston Combs) of the Fund, acting as the Chief Operating Decision Maker (the “CODM”). The CODM is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

At a meeting of the Trustees on December 18, 2024, the Trustees approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all of the assets of the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Short-to-Medium Series and the Tennessee Tax-Free Short-to-Medium Series (collectively the “Short-to-Medium Series”) the Kentucky Tax-Free Income Series, the North Carolina Tax-Free Income Series and the Tennessee Tax Free Income Series (collectively the “Income Series”), respectively. The purpose of the reorganization was to combine funds with investment objectives that were identical and principal investment strategies that were substantially similar. The benefits of the Plan considered by the Trustees in approving the fund mergers included, but were not limited to, economies of scale related to trading, best execution, improved diversification, lower operating expenses, and performance.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1.	Organization and Significant Accounting Policies, continued

The Reorganization, which was a non-taxable event for shareholders, closed as of the close of business on May 16, 2025. The Investment Adviser, Dupree & Company, Inc., bore 100% of the expenses relating to the Reorganization. Under the terms of the Plan, shareholders of each Short-to-Medium Series received shares of the corresponding Income Series equal in U.S. dollar value to the interests of such shareholders in the Short-to-Medium Series as of May 16, 2025. Additionally, the Short-to-Medium Series had outstanding unrealized depreciation on investments balances as of May 16, 2025, in the amounts of $(364,668) for the Kentucky Tax-Free Short-to-Medium Series, $(43,066) for the North Carolina Tax-Free Short-to-Medium Series, and $(11,059) for the Tennessee Tax-Free Short-to-Medium Series were transferred to the corresponding Income Series. For financial reporting purposes, all assets received and shares issued by the Income Series were recorded at fair value; however, the cost bases of the investments received were carried forward. The following table illustrates the specifics of the Reorganization:

	Pre-Reorganization Net Asset Value	Pre- Reorganization Shares outstanding	Pre- Reorganization Net Asset Value Per Share	Post Reorganization Net Asset Value	Post Reorganization shares outstanding	Post Reorganization Net Asset Value Per Share	Exchange Ratio
KY Income	$693,362,826	98,836,551	$7.02	$723,380,419	103,115,393	$7.02	0.7305
KY Short-to-Medium	30,016,929	5,857,419	5.12	—	—		—
NC Income	103,842,340	9,901,244	10.49	112,198,947	10,698,040	10.49	0.9915
NC Short-to-Medium	8,356,642	803,608	10.40	—	—		—
TN Income	48,056,432	4,691,913	10.24	50,405,323	4,921,243	10.24	1.0035
TN Short-to-Medium	2,348,892	228,538	10.28	—	—		—

Because each combined investment portfolio has been managed as a single integrated portfolio since the Reorganization was completed, it is not practical to separate the amounts of each Short-to-Medium Series income that would have been included in each Short-to-Medium Series Statement of Operations since May 16, 2025. Assuming the Acquisition had been completed on July 1, 2024 (the beginning of the annual reporting period of the Short-to-Medium Series), the Funds’ pro forma results of operations for the current fiscal period would include net investment income of $21,705,849, $3,224,718, and $1,516,377 for the Kentucky Tax-Free Income Series, North Carolina Tax-Free Income Series and the Tennessee Tax Free Income Series respectively; a net realized and unrealized gain (loss) on investments of $(21,410,046), $(2,837,257) and $(1,915,564), respectively; and a net increase/(decrease) in assets resulting from operations of $295,803, $387,461 and $(399,186), respectively.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”) in accordance with Board-approved policies and procedures (the “Valuation Procedures”). The Valuation Designee is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Valuation Designee to fair value the security in accordance with the Valuation Procedures. Pursuant to the Valuation Procedures, the Valuation Designee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Valuation Designee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds. The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1.	Organization and Significant Accounting Policies, continued

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2025, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest is accrued by the Fund until the security is delivered and payment takes place. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 2025. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2025, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1.	Organization and Significant Accounting Policies, continued

Distributions are paid at the following frequencies:

Monthly:	Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2025 have been evaluated by Dupree & Company, Inc. (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Fees and Transactions with Affiliates and Other Parties

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund (each a “Agreement” and collectively, the “Agreements”) each Fund (except the Intermediate Government Bond Series) has agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000 of each Fund determined separately; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000 of each Fund determined separately; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000 of each Fund determined separately. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets. Dupree & Company, Inc., also serving as the Funds’ transfer agent (the “Transfer Agent”), may voluntarily waive investment advisory fees and transfer agent fees payable to it under the Investment Advisory Agreement and Transfer Agent Agreement with each Fund, and assume and pay other operating expenses. Dupree & Company, Inc. will not seek to recoup any waived fees or other operating expenses it has assumed.

In addition, each Fund has entered into a Transfer Agent and Dividend Disbursing Agent Services Agreement with the Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the six months ended December 31, 2025, fees voluntarily waived by the Adviser and Transfer Agent were as follows:

	Fees waived by Adviser	Fees waived by Transfer Agent
Alabama Tax-Free Income Series	$18,586	$-0-
Kentucky Tax-Free Income Series	-0-	-0-
Mississippi Tax-Free Income Series	11,393	2,342
North Carolina Tax-Free Income Series	28,771	-0-
Tennessee Tax-Free Income Series	21,293	-0-
Intermediate Government Bond Series	17,462	6,353
Taxable Municipal Bond Series	9,775	2,273

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

2.	Fees and Transactions with Affiliates and Other Parties, continued

Northern Lights Compliance Services, LLC, provides Chief Compliance Officer (“CCO”) services to the Trust. An officer of the Trust is an employee of Northern Lights Compliance Services, LLC.

For the six months ended December 31, 2025, each member of the Board of Trustees that is not an “interested person” as defined in the 1940 Act (each, an “Independent Trustee”) received a fee of $44,000. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on each Fund’s Statements of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2025, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls/Maturities
Alabama Tax-Free Income Series	$735,976	$2,283,801
Kentucky Tax-Free Income Series	45,068,067	80,343,121
Mississippi Tax-Free Income Series	-0-	329,718
North Carolina Tax-Free Income Series	2,420,455	9,423,966
Tennessee Tax-Free Income Series	418,238	2,741,462
Intermediate Government Bond Series	3,975,000	4,325,006
Taxable Municipal Bond Series	-0-	72,517

4.	Capital Shares

As of December 31, 2025 and June 30, 2025, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	108,469	$1,231,292	189,281	$2,158,709
Shares reinvested	11,036	125,358	21,589	243,565
Shares redeemed	(238,098)	(2,704,998)	(222,953)	(2,530,474)
Net decrease	(118,593)	$(1,348,348)	(12,083)	$(128,200)

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	7,067,757	$50,451,997	5,576,898	$40,053,050
Shares reinvested	854,590	6,139,887	1,649,131	11,753,556
Shares from reorganization	-0-	-0-	4,278,842	30,016,929
Shares redeemed	(12,191,433)	(86,660,877)	(12,684,020)	(90,526,694)
Net decrease	(4,269,086)	$(30,068,993)	(1,179,149)	$(8,703,159)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

4.	Capital Shares, continued

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,253	$24,445	9,368	$102,878
Shares reinvested	5,011	55,162	10,092	110,377
Shares redeemed	(30,450)	(329,246)	(467,056)	(5,154,276)
Net decrease	(23,186)	$(249,639)	(447,596)	$(4,941,021)

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	332,236	$3,546,489	775,140	$8,269,481
Shares reinvested	111,932	1,198,752	213,394	2,267,482
Shares from reorganization	-0-	-0-	796,796	8,356,642
Shares redeemed	(1,114,862)	(11,864,923)	(2,002,915)	(21,352,932)
Net decrease	(670,694)	$(7,119,682)	(217,585)	$(2,459,327)

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	89,920	$931,025	114,834	$1,193,163
Shares reinvested	52,309	549,678	98,173	1,022,004
Shares from reorganization	-0-	-0-	229,330	2,348,892
Shares redeemed	(351,403)	(3,673,158)	(576,719)	(6,025,187)
Net decrease	(209,174)	$(2,192,455)	(134,382)	$(1,461,128)

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	27,260	$260,591	45,082	$428,132
Shares reinvested	12,903	123,468	28,206	267,835
Shares redeemed	(73,391)	(702,912)	(213,520)	(2,029,451)
Net decrease	(33,228)	$(318,853)	(140,232)	$(1,333,484)

TAXABLE MUNICIPAL BOND SERIES	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	43,303	$322,417	44,374	$327,237
Shares reinvested	6,640	49,196	14,283	106,051
Shares redeemed	(62,604)	(465,620)	(72,069)	(529,518)
Net decrease	(12,661)	$(94,007)	(13,412)	$(96,230)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, and the Tennessee Tax-Free Income Series, each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their respective states’ municipal securities than a fund that is not geographically concentrated in these issuers to the same extent.

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage or transact, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

Interest Rate Risk

Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. You should expect a Fund’s share price and total return to fluctuate.

6.	Federal Income Taxes

At December 31, 2025, the Funds’ cost of investments for federal income tax purposes and the net unrealized depreciation of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized appreciation/ (depreciation)
Alabama Tax-Free Income Series	$18,951,626	$60,333	$(593,824)	$(533,491)
Kentucky Tax-Free Income Series	695,469,451	5,227,471	(12,427,894)	(7,200,423)
Mississippi Tax-Free Income Series	4,134,881	41,425	(34,551)	6,874
North Carolina Tax-Free Income Series	105,975,421	396,947	(1,716,615)	(1,319,668)
Tennessee Tax-Free Income Series	49,107,825	136,461	(594,008)	(457,547)
Intermediate Government Bond Series	8,034,794	63,974	(42,068)	21,906
Taxable Municipal Bond Series	3,349,435	46,100	(218,581)	(172,481)

At June 30, 2025, the Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

	Short-term	Long-term	Total
Alabama Tax-Free Income Series	$—	$611,518	$611,518
Kentucky Tax-Free Income Series	1,482,387	23,760,036	25,242,423
Mississippi Tax-Free Income Series	126,287	453,903	580,190
North Carolina Tax-Free Income Series	1,332,168	5,472,827	6,804,995
Tennessee Tax-Free Income Series	176,447	2,203,660	2,380,107
Intermediate Government Bond Series	51,994	151,599	203,593
Taxable Municipal Bond Series	174,265	1,814,185	1,988,450

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

6.	Federal Income Taxes, continued

As a result of the merger, the Income Series acquired capital loss carry forward balances of the Short-to-Medium Series as follows.

	Short-Term	Long-Term	Total	Annual Limitation
Kentucky Tax-Free Income Series	$86,274	$200,077	$286,351	$-0-
North Carolina Tax-Free Income Series	54,832	163,327	218,159	-0-
Tennessee Tax-Free Income Series	2,216	281,735	283,951	85,500

The Income Series are eligible to utilize these amounts to offset future capital gains subject to annual limitations under IRC Section 382.

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the year ending June 30, 2025, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements primarily attributable to merger adjustments:

	Paid-in Capital	Total accumulated loss
Kentucky Tax-Free Income Series	$286,351	$(286,351)
North Carolina Tax-Free Income Series	218,159	(218,159)
Tennessee Tax-Free Income Series	283,951	(283,951)

The tax character of distributions paid for the six months ended December 31, 2025 and the year ended June 30, 2025 were as follows:

	Six months ended December 31, 2025			Year ended June 30, 2025
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$305,562			$605,920	$—	$—
Kentucky Tax-Free Income Series	11,068,181			21,124,828	—	—
Mississippi Tax-Free Income Series	71,607			159,893	—	—
North Carolina Tax-Free Income Series	1,640,874			3,079,060	—	—
Tennessee Tax-Free Income Series	778,146			1,473,601	—	—
Intermediate Government Bond Series		143,105		—	309,071	—
Taxable Municipal Bond Series		75,844		—	161,696	—

At June 30, 2025, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$92,126	$—	$(1,417,838)
Kentucky Tax-Free Income	—	2,338,919	—	(32,167,249)
Mississippi Tax-Free Income	—	10,293	—	(117,076)
North Carolina Tax-Free Income	—	214,017	—	(4,661,672)
Tennessee Tax-Free Income	—	90,248	—	(2,297,863)
Intermediate Government Bond	3,152	—	—	(13,722)
Taxable Municipal Bond Series	4,505	—	—	(216,096)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

6.	Federal Income Taxes, continued

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Losses
Alabama Tax-Free Income	$(611,518)	$(92,126)	$(2,029,356)
Kentucky Tax-Free Income	(25,242,423)	(2,338,919)	(57,409,672)
Mississippi Tax-Free Income	(580,190)	(10,228)	(697,366)
North Carolina Tax-Free Income	(6,804,995)	(214,017)	(11,466,667)
Tennessee Tax-Free Income	(2,380,107)	(113,446)	(4,701,167)
Intermediate Government Bond	(203,593)	(3,152)	(217,315)
Taxable Municipal Bond Series	(1,988,450)	(4,505)	(2,204,543)

7.	Line of Credit Agreement and Custodian Agreement

The Trust entered into an unsecured, uncommitted Loan Agreement (“Line of Credit”) with the Funds’ custodian, U.S.Bank, National Association, as an umbrella facility, on behalf of the Funds. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The current agreement expires on September 16, 2026. Interest is payable based on the published prime rate of the bank.

The interest expense is shown on each Fund’s Statement of Operations within “Other expenses”. The Funds had no borrowings as of December 31, 2025. During the six months ended December 31, 2025, the average interest rate on borrowings was 7.31% and the largest borrowing amount, the date of the largest borrowing, and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$337,000	11/07/2025	2,929
Kentucky Tax Free Income Series	840,000	11/14/2025	14,125
Mississippi Tax-Free Income Series	60,000	07/30/2025	326
North Carolina Tax-Free Income Series	64,000	09/12/2025	1,163
Tennessee Tax-Free Income Series	-0-	N/A	-0-
Intermediate Government Bond Series	54,000	10/24/2025	1,364
Taxable Municipal Bond Series	-0-	N/A	-0-

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s custody fees. During the six months ended December 31, 2025 these credits reduced each Fund’s expenses by the amount shown on each Fund’s Statement of Operations as “Custodian fee reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2025

Proxy	Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2025, is available without charge upon request by visiting http://www.dupree-funds.com, or on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov. For the six months ended December 31, 2025, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Renewal of Advisory Agreements:

At a meeting of the Board held on October 21, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust with respect to each of the Series. In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to each Fund and its respective Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the Adviser’s experience and the capabilities of its personnel, its compliance program and its business continuity and disaster recovery plans. The Board noted that the Trust has delegated certain compliance program responsibilities to the Adviser, including liquidity analysis and reporting, valuation of the Series’ portfolio securities, monitoring of the code of ethics, and administration of the Trust’s anti-money laundering program. After further discussion and considering the personnel involved in servicing each of the Series, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Performance. The Board reviewed the performance of each Fund for the last 10 years, comparing the performance of each Fund to various indices, peer groups and Morningstar categories. The Trustees discussed the methodology used to select the peer groups, noting no change in the methodology used to assemble the peer groups, which were the same peer groups used last year, although there were changes in the composition of some of the peer groups. The Trustees considered The Adviser’s representation that the Taxable Municipal Bond Series has a unique investment style and the peer group for that Series consists of mutual funds from three different Morningstar categories that have investment objectives and holdings similar to those of the Taxable Municipal Bond Series. The Trustees also noted that the benchmarks do not reflect fund fees and expenses.

The Board reviewed the performance for each of the Funds over the 1-year, 5-year and 10-year periods, relative to applicable benchmarks, peer groups and Morningstar categories. The Trustees noted that the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Mississippi Tax-Free income Series, North Carolina Tax-Free Income Series, and Tennessee Tax-Free Income Series (collectively, the “Income Series”) underperformed their respective benchmarks for all periods, which the Adviser attributed to the longer average nominal maturity and longer modified adjusted duration of each of the Income Series relative to their benchmarks. The Income Series generally underperformed their respective peer groups and Morningstar categories for the most recent 1-year period, which the Adviser attributed to the longer average nominal maturity, longer modified adjusted duration, and higher credit quality of each of the Income Series relative to their peers. The Board observed that each of the Income Series generally underperformed or performed in line with their respective peer groups and Morningstar categories for the 5-year and 10-year periods. The Trustees noted that the Intermediate Government Bond Series underperformed its benchmark for the 1-year period due to its shorter modified adjusted duration, but outperformed its benchmark, peer group and Morningstar category for the 5-year and 10-year periods. The Taxable Municipal Bond Series underperformed its benchmark, peer group and Morningstar category for all periods. The Adviser attributed the underperformance to the longer modified adjusted duration and longer average nominal maturity of the Taxable Municipal Bond Series as compared to its benchmark and peer group. The Board also noted the Taxable Municipal Bond Series’ Morningstar category contains the entire universe of taxable bonds, including corporates bonds, treasuries, agencies, mortgage-backed securities, and collateralized mortgage obligations. Finally, the Board noted that the Adviser does not manage the Funds to maximize total return or outperform an index, but rather to maximize dividend yield (income) to shareholders without taking undue risk to principal. The Board concluded that performance of the Income Series, the Intermediate Government Bond Series, and the Taxable Municipal Bond Series was satisfactory.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2025

Renewal	of Advisory Agreements, continued

Fees and Expenses. The Board noted that the advisory fees for the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the peer group average, and the Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were equal to or below the Morningstar category averages. The Board also noted that the advisory fees for the other Funds were higher than the peer groups and Morningstar category averages but were within the range of fees charged by funds in the peer groups and Morningstar categories. Turning to total operating expenses, the Board observed that the average expense ratios for all the Series, after voluntary fee waivers and reimbursements, were lower than the average expense ratios of the peer groups and Morningstar categories, except for the Tennessee Tax-Free Income Series whose average expense ratio is higher than the peer group average. The Trustees noted that the higher expenses were due to the smaller size of the Funds as compared to the size of the funds comprising the peer groups and Morningstar categories. The Trustees noted that the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to keep total fund operating expenses at or below 1.00% for the Taxable Municipal Bond Fund and 0.70% for the other Funds, and that the voluntary fee waivers and expenses reimbursements would remain in place for an additional one-year period. Finally, Trustees reviewed the advisory fee breakpoints currently in place for all the Funds. After considering the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale and Profitability. In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s unaudited Balance Sheet and a Statement of Income and Expenses, each as of June 30, 2025. The Board also reviewed the net profit margins realized by the Adviser on each Fund. The Board considered the allocation of revenues and expenses, specifically noting that 100% of marketing expenses are allocated to the Adviser. The Board also considered the methodology used by the Adviser in determining profitability, noting that it was the same methodology as used in previous years. After considering all of the data as described above, the Board concluded that the services provided and the profits to be realized by the Adviser were reasonable.

The Board considered the benefit shareholders receive from an in-house transfer agent and The Adviser’s assertion that the transfer agency fees earned by the Adviser reflect its service to the Series’ direct shareholders and the coordination of trading and settlement issues for all shareholders. The Board also noted that unlike many other service providers, the Adviser does not charge separately for fund accounting and fund administration services. Rather, such services are included in the investment advisory fee. The Trustees discussed the level and quality of services provided to shareholders by the Adviser. The Trustees reviewed transfer agency, fund administration and fund accounting fees (“Administrative Fees”) paid by a peer group of funds and compared those fees to the fees paid by the Trust. The Trustees noted the difficulty of comparing Administrative Fees due to different methods used to calculate and assess fees and the size of companies providing the services. The Trustees also discussed the net profit margins realized by the Adviser on each Series under the Transfer Agent and Dividend Disbursing Agent Services Agreement. After considering data described above, the Board concluded that the transfer agency fees paid to the Adviser were reasonable.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board determined that the Advisory Agreements were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Series and the benefits received by the Adviser, and that renewal of the Advisory Agreements would be in the best interests of the Series.

Item 8. Not applicable.

Item 9. Not applicable

Item 10. Included under Item 7

Item 11. Included under Item 7

Item 12. Not applicable.

Item 13. Not applicable

Item 14: Not applicable

Item 15: Not applicable

Item 16:

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Not applicable

Item 18: Not applicable.

Item 19. Exhibits

(a)(1)  Not applicable

(a)(2)  Not applicable

(a)(3)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

 (b)   Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and required by Rule 30a-2(b) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds
By: /s/ Michelle M. Dragoo
Michelle M. Dragoo, Principal Financial Officer
Date: February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds
By: /s/ Allen E. Grimes, III
Allen E. Grimes, III, Principal Executive Officer
Date: February 27, 2026